OTHER CURRENT ASSETS (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2022	Dec. 31, 2021
OTHER CURRENT ASSETS
Prepaid frequency license fees - current portion (Note 33c.i)	Rp 5,289	Rp 4,923
Advances	679	683
Prepaid salaries	105	170
Prepaid rental	218	185
Others (each below Rp100 billion)	469	401
Total	Rp 6,760	Rp 6,362